Other Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2018
OTHER EXPENSES BY NATURE
Summary of Other Operating Expense

Other operating expenses for the years ended December 31, 2018, 2017 and 2016 are as follows:

	For the years ended
	12-31-2018	12-31-2017	12-31-2016
Other expenses by nature	ThCh$	ThCh$	ThCh$
Professional, outsourced and other services	(21,459,861)	(27,666,155)	(31,529,339)
Other supplies and services	(19,184,762)	(18,746,799)	(16,538,925)
Insurance premiums	(13,270,568)	(12,479,501)	(15,963,457)
Taxes and charges	(2,549,959)	(3,411,239)	(3,589,932)
Repairs and maintenance	(7,386,375)	(2,183,793)	(2,467,908)
Marketing, public relations and advertising	(205,114)	(388,562)	(713,691)
Leases and rental costs	(5,011,340)	(3,606,514)	(1,229,779)
Environmental expenses	(6,024,405)	(3,862,251)	(1,341,773)
Huechún and Chillán projects written-off (*)	—	—	(2,549,926)
Current projects written-off (**)	—	(25,105,910)	(33,930,297)
Other supplies	(5,738,384)	(2,720,780)	(4,680,233)
Travel expenses	(1,321,048)	(1,925,277)	(1,974,202)
Indemnities and fines	(327,131)	(724,239)	(2,793,753)
Total other expenses by nature	(82,478,947)	(102,821,020)	(119,303,215)

(*)See Note 17.7.8.

(**)See Note 17.7.8, 8 and 9.